Vessels (Tables)	6 Months Ended
Jun. 30, 2022
Vessels [Abstract]
Schedule of vessels

		Accumulated
	Vessel Cost	Depreciation	Net Book Value
Balance, December 31, 2021	$810,429	$(166,979)	$643,450

- Vessel additions	86,578	—	86,578
- Additions reclassified from Other Assets, Non-current	1,370	—	1,370
- Vessel transferred to held for sale (Note 2(d))	(29,160)	12,453	(16,707)
- Depreciation for the period	—	(17,375)	(17,375)
Balance, June 30, 2022	$869,217	$(171,901)	$697,316